Right-of-Use Assets and Operating Lease Liabilities (Details Narrative) (10-K) - USD ($)		1 Months Ended	3 Months Ended
	Jan. 02, 2019	Feb. 28, 2019	Mar. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2018
Right-of-use assets	$ 1,451,000		$ 3,140,000	$ 3,275,000	$ 2,173,000
Operating lease liabilities	1,457,000		$ 3,937,000	3,982,000	2,745,000
Accounting Standards Update 2016-02 [Member]
Right-of-use assets				3,624,000
Operating lease liabilities				$ 4,202,000
First 12 Months of Lease [Member]
Lease term		12 months	12 months
Rent		$ 7,000	$ 7,000
Next 82 Months of the Lease [Member]
Lease term		82 months	82 months
Rent		$ 39,000	$ 39,000
Lease Agreement [Member]
Operating lease, description		In February 2019, the Company entered into a lease agreement with respect to the Company's corporate headquarters located at 2210 Newport Boulevard, Suite 200, Newport Beach, California 92663 with a term of 94 months.	In addition, the Company leases its corporate headquarters located at 2210 Newport Boulevard, Suite 200, Newport Beach, California 92663 under a lease with a term of 94 months.
Lease term		94 months	94 months
Four Office And Warehouse [Member]
Aggregate lease payment	$ 31,000		$ 31,000
Lease extension description	December 2023		December 2023
Office Equipment [Member]
Aggregate lease payment	$ 5,111
Lease extension description	September 2021
Leasehold Improvement [Member]
Lease incentive					$ 572,000